INCOME TAX (Tables)	9 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of components of Company's net deferred tax assets

The Company’s net deferred tax assets are as follows:

December 31,
2021
Deferred tax asset
Net operating loss carryforward	$5,846
Startup/Organization Expenses	60,961
Total deferred tax asset	66,807
Valuation allowance	(66,807)
Deferred tax asset, net of allowance	$—

Schedule of Income Tax Provision

The income tax provision consists of the following:

For the
Period from
March 30,
2021
(Inception)
Through
December 31,
2021
Federal
Current	$—
Deferred	(58,947)
State
Current	—
Deferred	(7,860)
Change in valuation allowance	66,807
Income tax provision	$—

Summary of reconciliation of the federal income tax rate to the Company's effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

For the
Period from
March 30,
2021
(Inception)
Through
December 31,
2021
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	2.8%
Change in valuation allowance	(23.8)%
Income tax provision	0.0%